Disclosure of detailed information about phantom share units, activity (Details)	1 Months Ended	12 Months Ended
	Jun. 24, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Units Granted	22,022,500
2013 PSUP [Member]
Statement [Line Items]
Opening balance		4,670,104	2,088,902	1,152,464
Redeemed		(2,946,800)	(1,324,092)	(958,515)
Units Granted		4,410,812	4,046,139	1,960,463
Cancelled		(951,495)	(140,845)	(65,510)
Closing balance		5,182,621	4,670,104	2,088,902
PSUP [Member] | PSUP and the Directors PSUP [Member]
Statement [Line Items]
Opening balance		39,720	233,577	1,329,080
Redeemed		(36,887)	(189,961)	(1,088,066)
Units Granted				0
Cancelled		(2,833)	(3,896)	(7,437)
Closing balance		0	39,720	233,577
Directors PSUP [Member] | PSUP and the Directors PSUP [Member]
Statement [Line Items]
Opening balance		74,627	211,371	186,063
Redeemed		0	(136,744)	(198,575)
Units Granted				223,883
Cancelled		0	0	0
Closing balance		74,627	74,627	211,371